8. Deferred and recoverable taxes (Tables)	12 Months Ended
Dec. 31, 2017
Deferred And Recoverable Taxes Tables
Schedule of recoverable taxes
	12/31/2017	12/31/2016
Prepaid and recoverable income taxes	66,786	51,215
Withholding income tax (IRRF) (a)	7,308	9,601
PIS and COFINS (b)	408	16,908
Withholding tax of public institutions	6,127	8,130
Value added tax – IVA (c)	5,431	12,044
Other	4,195	1,449
Total	90,255	99,347

Current assets	83,210	27,287
Noncurrent assets	7,045	72,060

Schedule of deferred tax assets (liabilities) - noncurrent
	12/31/2017	12/31/2016
Net operating losses carryforward
Income tax losses	129,316	9,149
Negative basis of social contribution	46,555	3,294

Temporary differences:
Mileage program	-	9
Allowance for doubtful accounts and other credits	63,585	13,823
Provision for losses on GLA’s acquisition	143,350	143,350
Provision for legal proceedings and tax liabilities	83,263	17,487
Aircraft return	68,438	32,515
Derivative transactions	9,603	1,635
Tax benefit due to goodwill incorporation (*)	14,588	29,177
Flight rights	(353,226)	(353,226)
Depreciation of engines and parts for aircraft maintenance	(167,913)	(148,581)
Reversal of goodwill amortization on GLA’s acquisition	(127,659)	(127,659)
Aircraft leases	34,660	30,589
Other	143,949	117,577
Total deferred taxes, net	88,509	(230,861)

Deferred tax assets – noncurrent	276,514	107,159
Deferred tax liabilities – noncurrent	(188,005)	(338,020)

Schedule of net operating losses carryforward
	GLAI		GLA		Smiles
	12/31/2017	12/31/2016	12/31/2017	12/31/2016	12/31/2017	12/31/2016
Income tax losses	172,547	190,125	4,134,099	3,971,845	758,289	867,403
Negative basis of social contribution	172,547	190,125	4,134,099	3,971,845	758,289	867,403

Schedule of reconciliation of income taxes expense
	12/31/2017	12/31/2016	12/31/2015
Income (loss) before income taxes	70,996	1,361,422	(3,447,100)
Income tax and social contribution tax rate	34%	34%	34%
Income at the statutory combined tax rate	(24,139)	(462,883)	1,172,014

Adjustments to calculate the effective tax rate:
Equity results	185	(435)	(1,340)
Tax income (losses) from wholly-owned subsidiaries	(106,533)	56,239	(83,702)
Income tax on permanent differences and other	(14,012)	3,803	1,920
Nontaxable revenues (nondeductible expenses), net	(51,572)	(41,913)	(111,828)
Exchange variation on foreign investments	(20,225)	242,190	(502,938)
Interest attributable to shareholders’ equity	4,817	3,543	4,673
Benefit on tax losses and temporary differences constituted (not constituted)	291,002	(59,602)	(1,322,939)
Use of tax losses in tax installment payment programs(*)	227,690	-	-
Total income taxes	307,213	(259,058)	(844,140)

Income taxes
Current	(239,846)	(257,944)	(196,140)
Deferred	547,059	(1,114)	(648,800)
Total income taxes	307,213	(259,058)	(844,140)